FINANCIAL INSTRUMENTS (Details) - Schedule of financial instruments by category - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
FINANCIAL INSTRUMENTS (Details) - Schedule of financial instruments by category [Line Items]
Cash and cash equivalents	$ 1,046,835		$ 1,695,841		$ 1,072,579	$ 1,081,642
Other financial assets, current	101,138	[1]	50,250	[2]
Trade and others accounts receivable, current	902,672		599,381
Accounts receivable from related entities, current	724		158
Other financial assets, non current	15,622		33,140
Accounts receivable, non current	12,201		4,986
Total	2,079,192		2,383,756
Other financial liabilities, current	4,453,451		3,055,730
Trade and others accounts payable, current	4,860,153		2,322,125
Accounts payable to related entities, current	661,602		812
Other financial liabilities, non-current	5,948,702		7,803,801
Accounts payable, non-current	472,426		651,600
Accounts payable to related entities, non-current			396,423
Total	16,396,334		14,230,491
Measured at amortized cost [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of financial instruments by category [Line Items]
Cash and cash equivalents	1,020,810		1,663,059
Other financial assets, current	83,150	[1]	48,605	[2]
Trade and others accounts receivable, current	902,672		599,381
Accounts receivable from related entities, current	724		158
Other financial assets, non current	15,622		33,140
Accounts receivable, non current	12,201		4,986
Total	2,035,179		2,349,329
Other financial liabilities, current	4,447,780		3,050,059
Trade and others accounts payable, current	4,860,153		2,322,125
Accounts payable to related entities, current	661,602		812
Other financial liabilities, non-current	5,948,702		7,803,801
Accounts payable, non-current	472,426		651,600
Accounts payable to related entities, non-current			396,423
Total	16,390,663		14,224,820
At fair value with changes in results [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of financial instruments by category [Line Items]
Cash and cash equivalents	26,025		32,782
Other financial assets, current	347	[1]	348	[2]
Trade and others accounts receivable, current
Accounts receivable from related entities, current
Other financial assets, non current
Accounts receivable, non current
Total	26,372		33,130
Other financial liabilities, current	2,937		2,937
Trade and others accounts payable, current
Accounts payable to related entities, current
Other financial liabilities, non-current
Accounts payable, non-current
Total	2,937		2,937
Hedge derivatives [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of financial instruments by category [Line Items]
Cash and cash equivalents
Other financial assets, current	17,641	[1]	1,297	[2]
Trade and others accounts receivable, current
Accounts receivable from related entities, current
Other financial assets, non current
Accounts receivable, non current
Total	17,641		1,297
Other financial liabilities, current	2,734		2,734
Trade and others accounts payable, current
Accounts payable to related entities, current
Other financial liabilities, non-current
Accounts payable, non-current
Total	$ 2,734		$ 2,734

[1]	The value presented as fair value with changes in the result, corresponds mainly to private investment funds; and as measured at amortized cost correspond to guarantees delivered.
[2]	The value presented as initial designation as fair value through profit and loss, corresponds mainly to private investment funds; and as measured at amortized cost they correspond to the guarantees granted.